DWS Treasury Portfolio Expense Example - Institutional Shares [Member] - DWS Treasury Portfolio - Institutional Shares	Jul. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	89
Expense Example, with Redemption, 5 Years	159
Expense Example, with Redemption, 10 Years	$ 364